Issuance of Units (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 06, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisition of the Navios Luz and the Navios Orbiter [Abstract]
Acquisition of the Navios Luz and the Navios Orbiter, Date			May 19, 2011
Purchase Price of the Navios Luz			$ 78,000
Purchase Price of the Navios Orbiter			52,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter			507,916
Cash for Purchase of the Navios Luz and the Navios Orbiter			120,000
Nyse Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter			$ 19.6883
Closing Price used for Valuation of the Navios Luz and the Navios Orbiter			$ 19.61
General Partner Units issued for the Purchase of the Navios Luz and the Navios Orbiter			10,366
Net proceeds from Issuance of General Partner Units, Navios Luz and Navios Orbiter			204
Public Offerings [Abstract]
Number of Public Offering Common Units		4,600,000	4,000,000
Price of Public Offering, per Unit	$ 14.15	$ 15.68	$ 19.68
Gross Proceeds from Issuance of Common Units	63,675	72,128	78,720
Offering Costs	320		161
Net Proceeds From Issuance Of Common Units	60,840	68,729	75,178
Net Proceeds From Issuance Of General Partner Units	1,299	1,472	1,607
Number of Public Offering, General Partner Units		93,878	81,633
Additional Common Units, Exercise of Overallotment Option	675,000		600,000
Gross Proceeds From Issuance of Additional Common Units, Exercise of Overallotment Option	9,551		11,808
Net Proceeds from Issuance of Additional Common Units, Exercise of Overallotment Option	9,126		11,277
Additional General Partner Units, Exersise of Overallotment Option	13,776		12,245
Net Proceeds from Issuance of General Partner Units, Exercise of Overallotment Option	$ 195		$ 241
Completion of Public Offering, Date	Feb. 06, 2013	May 08, 2012	Apr. 13, 2011